United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2993

Edward Jones Money Market Fund

(Exact Name of registrant as specified in charter)

12555 Manchester Road

St. Louis, MO 63131

(Address of principal executive offices) (Zip code)

Ryan T. Robson

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, MO 63131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 314-515-5987

Date of fiscal year end: February 28

Date of reporting period: 7/1/2016 through 6/30/2017

Item 1. Proxy Voting Record.

Edward Jones Money Market Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Edward Jones Money Market Fund

By (Signature and Title)	/s/ Ryan T. Robson Ryan T. Robson Principal Executive Officer

Date:	August 31, 2017